Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,454	9,020	$ 1,913	11,578	5,006	44,172	$ 17	106	$ 11	67	65	121
Other current assets							42,520	263,817		262,449
Investment in subsidiaries							59	369		367
Total assets	108,459	672,945		732,047			42,596	264,292		262,882
Current liabilities	43,848	272,057		250,200			8,849	54,906		52,325
Total shareholders’ equity	62,681	388,913		460,307			33,747	209,386		210,558
Total liabilities and shareholders’ equity	$ 108,459	672,945		732,047			$ 42,596	264,292		262,882